JPMorgan Climate Change Solutions ETF
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.4%
Canada — 2.2%
West Fraser Timber Co. Ltd.	4,936	462,127
China — 5.1%
Contemporary Amperex Technology Co. Ltd., Class A *	9,000	682,401
NARI Technology Co. Ltd., Class A	22,700	98,292
Tongwei Co. Ltd., Class A	18,000	143,648
Xinyi Solar Holdings Ltd.	90,000	152,893
		1,077,234
Denmark — 1.5%
Orsted A/S (a)	1,057	123,052
ROCKWOOL A/S, Class B	314	77,809
Vestas Wind Systems A/S	4,460	117,226
		318,087
Finland — 2.5%
UPM-Kymmene OYJ	16,345	517,969
France — 7.1%
Dassault Systemes SE	14,840	636,513
Neoen SA (a)	6,108	268,637
Nexans SA	1,438	138,112
SPIE SA	18,707	449,248
		1,492,510
Germany — 6.3%
Daimler AG	9,586	565,325
Encavis AG	7,642	167,228
Infineon Technologies AG	21,664	594,125
		1,326,678
Ireland — 1.4%
Kingspan Group plc	4,563	295,355
Italy — 1.6%
Prysmian SpA	10,794	343,216
Japan — 4.9%
Daikin Industries Ltd.	2,300	403,370
Keyence Corp.	1,000	396,342
Kurita Water Industries Ltd.	2,300	93,287
RENOVA, Inc. *	6,700	126,679
		1,019,678
Netherlands — 2.8%
Alfen Beheer BV * (a)	1,393	162,617
Arcadis NV	2,901	107,266
Koninklijke DSM NV	2,050	328,306
		598,189

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — 0.7%
Aker Carbon Capture ASA *	20,573	46,371
TOMRA Systems ASA	3,912	91,578
		137,949
South Korea — 1.4%
Samsung SDI Co. Ltd.	675	296,696
Spain — 5.6%
EDP Renovaveis SA	10,861	282,487
Iberdrola SA	55,580	593,510
Solaria Energia y Medio Ambiente SA *	13,265	305,859
		1,181,856
Sweden — 2.3%
Boliden AB	6,375	213,045
Nibe Industrier AB, Class B	26,396	265,916
		478,961
Switzerland — 5.0%
ABB Ltd. (Registered)	18,415	559,809
Sika AG (Registered)	417	103,036
TE Connectivity Ltd.	2,925	391,160
		1,054,005
United Kingdom — 6.7%
CNH Industrial NV	44,315	572,550
Linde plc	1,895	572,290
SSE plc	12,456	269,029
		1,413,869
United States — 42.3%
A O Smith Corp.	3,260	206,260
AGCO Corp.	5,051	550,155
Autodesk, Inc. *	3,141	679,461
Brookfield Renewable Corp.	3,868	151,316
Carrier Global Corp.	15,536	629,674
ChargePoint Holdings, Inc. *	6,430	97,157
Deere & Co.	2,248	771,469
Enphase Energy, Inc. *	2,137	607,293
Evoqua Water Technologies Corp. *	9,933	378,547
Johnson Controls International plc	5,761	310,575
Lennox International, Inc.	496	118,807
NextEra Energy, Inc.	9,421	795,980
Plug Power, Inc. *	1,844	39,351
Schneider Electric SE	5,186	717,244
Signify NV (a)	2,650	86,067
SolarEdge Technologies, Inc. *	1,358	489,057
Tetra Tech, Inc.	1,438	220,402
Trane Technologies plc	4,678	687,619
Trimble, Inc. *	1,555	107,964

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United States — continued
Weyerhaeuser Co., REIT	16,621	603,675
Xylem, Inc.	7,205	663,076
		8,911,149
Total Common Stocks (Cost $23,989,749)		20,925,528
Total Investments — 99.4% (Cost $23,989,749)		20,925,528
Other Assets Less Liabilities — 0.6%		135,506
NET ASSETS — 100.0%		21,061,034

Percentages indicated are based on net assets.

Abbreviations
OYJ	Public Limited Company
REIT	Real Estate Investment Trust

*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Electrical Equipment	14.5%
Machinery	14.5
Building Products	14.3
Semiconductors & Semiconductor Equipment	8.8
Electric Utilities	8.5
Software	6.3
Independent Power and Renewable Electricity Producers	6.2
Electronic Equipment, Instruments & Components	5.7
Chemicals	4.8
Paper & Forest Products	4.7
Commercial Services & Supplies	3.9
Equity Real Estate Investment Trusts (REITs)	2.9
Automobiles	2.7
Metals & Mining	1.0
Others (each less than 1.0%)	1.2
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Canada	$462,127	$—	$—	$462,127
China	—	1,077,234	—	1,077,234
Denmark	—	318,087	—	318,087
Finland	—	517,969	—	517,969
France	—	1,492,510	—	1,492,510
Germany	—	1,326,678	—	1,326,678
Ireland	—	295,355	—	295,355
Italy	—	343,216	—	343,216
Japan	—	1,019,678	—	1,019,678
Netherlands	—	598,189	—	598,189
Norway	—	137,949	—	137,949
South Korea	—	296,696	—	296,696
Spain	—	1,181,856	—	1,181,856
Sweden	—	478,961	—	478,961
Switzerland	391,160	662,845	—	1,054,005
United Kingdom	1,144,840	269,029	—	1,413,869

JPMorgan Climate Change Solutions ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
United States	$8,107,838	$803,311	$—	$8,911,149
Total Common Stocks	10,105,965	10,819,563	—	20,925,528
Total Investments in Securities	$10,105,965	$10,819,563	$—	$20,925,528
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at December 13, 2021(a)	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (b) (c)	$—	$241,534	$241,510	$(24)	$—	$—	—	$19	$—

(a)	Commencement of operations was December 13, 2021.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2022.